Cash and Cash Equivalents - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Bank overdrafts deducted from cash and cash equivalents	₽ 642	₽ 1,423
Dividends paid	1,531	1,394	₽ 978
Acquisition of non-controlling interests in subsidiaries		0	3,358
Fines and penalties on overdue leases	39	10	13
Interest accrued	33,159	36,660	41,528
Effect of restructuring of loans	25	33,514	264
New lease agreements	11,234	1,675	₽ 2,295
Credit risk [member]
Statement [line items]
Short-term deposits	1,074	₽ 494
Adoption of IFRS 16 [Member]
Statement [line items]
New lease agreements	₽ 3,259